Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
Common Stocks - 107.2%
Communication Services - 15.5%
Diversified Telecommunication Services - 1.8%
Liberty Global Plc Class A (United Kingdom)[1,2]	28,900	$861,220
Verizon Communications, Inc.	5,657	305,535
		1,166,755
Entertainment - 6.1%
Live Nation Entertainment, Inc.[1,2]	24,500	2,232,685
Madison Square Garden Entertainment Corp.[2,3]	5,447	395,833
Walt Disney Co. (The)[2]	7,764	1,313,436
		3,941,954
Interactive Media & Services - 0.4%
IAC/InterActiveCorp.[2]	2,105	274,260
Media - 7.2%
Altice U.S.A., Inc. Class A2	21,174	438,725
Boston Omaha Corp. Class A2	9,070	351,735
Liberty Broadband Corp. Class C2	7,553	1,304,403
Liberty Media Corp.-Liberty SiriusXM Class A2	11,000	518,870
Liberty Media Corp.-Liberty SiriusXM Class C2	799	37,929
ViacomCBS, Inc. Class B1	49,400	1,951,794
		4,603,456
Total Communication Services		9,986,425
Consumer Discretionary - 16.1%
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.[2]	352	1,156,334
Coupang, Inc. (South Korea)[2,3]	7,000	194,950
		1,351,284
Leisure Products - 0.2%
Clarus Corp.	5,926	151,883
Multiline Retail - 1.0%
Target Corp.	2,885	660,002
Specialty Retail - 4.9%
Advance Auto Parts, Inc.	1,640	342,580
Home Depot, Inc. (The)	2,010	659,803
Lowe's Cos., Inc.	3,000	608,580
Sally Beauty Holdings, Inc.[1,2]	80,000	1,348,000
Vroom, Inc.[2,3]	7,837	172,962
		3,131,925
Textiles, Apparel & Luxury Goods - 7.9%
Hanesbrands, Inc.[1]	63,500	1,089,660
NIKE, Inc. Class B	7,139	1,036,797
	Shares	Value
Skechers U.S.A., Inc. Class A1,2	69,400	$2,923,128
		5,049,585
Total Consumer Discretionary		10,344,679
Consumer Staples - 3.5%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	868	390,036
Household Products - 2.9%
Spectrum Brands Holdings, Inc.[1]	19,600	1,875,132
Total Consumer Staples		2,265,168
Financials - 11.8%
Banks - 8.4%
Bank of America Corp.[1]	10,600	449,970
Citigroup, Inc.[1]	200	14,036
U.S. Bancorp	17,777	1,056,665
Wells Fargo & Co.[1]	83,400	3,870,594
		5,391,265
Capital Markets - 3.4%
Intercontinental Exchange, Inc.	9,694	1,113,065
Tishman Speyer Innovation Corp. II Class A2	30,000	294,000
Vector Acquisition Corp. Acquisition Date: 8/24/21, Cost $300,000[2,4]	30,000	411,315
Yellowstone Acquisition Co. Class A2	34,800	353,220
		2,171,600
Total Financials		7,562,865
Health Care - 2.1%
Biotechnology - 0.3%
Heron Therapeutics, Inc.[2,3]	16,635	177,828
Health Care Providers & Services - 1.8%
Ginkgo Bioworks Holdings, Inc. Acquisition Date: 9/14/21, Cost $1,000,000[2,4]	100,000	1,159,000
Total Health Care		1,336,828
Industrials - 15.3%
Aerospace & Defense - 2.7%
Boeing Co. (The)[1,2]	7,800	1,715,532
Commercial Services & Supplies - 0.8%
ACV Auctions, Inc. Class A2,3	13,819	247,222
Legalzoom.com, Inc.[2,3]	9,308	245,731
		492,953
Industrial Conglomerates - 2.4%
General Electric Co.[1]	14,775	1,522,268
Machinery - 0.4%
Oshkosh Corp.	2,400	245,688

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Marine - 2.1%
Matson, Inc.[1]	17,100	$1,380,141
Professional Services - 2.3%
Alight, Inc. Class A2,3	25,000	287,000
CACI International, Inc. Class A2	1,300	340,730
Dun & Bradstreet Holdings, Inc.[2]	12,432	208,982
IHS Markit Ltd. (United Kingdom)	5,739	669,282
		1,505,994
Trading Companies & Distributors - 4.6%
WW Grainger, Inc.[1]	7,500	2,947,950
Total Industrials		9,810,526
Information Technology - 27.4%
IT Services - 2.6%
PayPal Holdings, Inc.[2]	1,098	285,711
SolarWinds Corp.[3]	10,000	167,300
Visa, Inc. Class A3	5,462	1,216,660
		1,669,671
Semiconductors & Semiconductor Equipment - 5.8%
Allegro MicroSystems, Inc. (Japan)[2]	11,599	370,704
NVIDIA Corp.	2,064	427,579
ON Semiconductor Corp.[1,2]	64,400	2,947,588
		3,745,871
Software - 17.0%
Alkami Technology, Inc.[2]	17,923	442,340
j2 Global, Inc.[1,2]	10,000	1,366,200
Latch, Inc. Acquisition Date: 6/1/21, Cost $325,000[2,4]	32,500	366,275
Microsoft Corp.	4,685	1,320,795
Mimecast Ltd.[1,2]	39,300	2,499,480
N-Able, Inc.[2,3]	33,634	417,398
salesforce.com, Inc.[2]	2,184	592,344
Splunk, Inc.[1,2]	11,800	1,707,578
Verint Systems, Inc.[1,2]	12,500	559,875
Zuora, Inc. Class A1,2	99,600	1,651,368
		10,923,653
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	9,084	1,285,386
Total Information Technology		17,624,581
Materials - 9.9%
Chemicals - 2.9%
Huntsman Corp.[1]	49,600	1,467,664
Valvoline, Inc.[1]	12,200	380,396
		1,848,060
Containers & Packaging - 3.5%
Ball Corp.[1]	25,000	2,249,250
	Shares	Value
Paper & Forest Products - 3.5%
Domtar Corp.[1,2]	41,500	$2,263,410
Total Materials		6,360,720
Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITS) - 2.5%
American Tower Corp.	2,378	631,145
Equinix, Inc.	1,196	944,995
Total Real Estate		1,576,140
Utilities - 3.1%
Independent Power & Renewable Electricity Producers - 3.1%
Vistra Corp.[1]	118,299	2,022,913
Total Utilities		2,022,913
Total Common Stocks - 107.2% (Cost $55,837,703)		68,890,845
Warrants - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Executive Network Partnering Corp. Class A, Strike Price $11.50, Expires 9/25/28[2]	4,325	3,158
Tishman Speyer Innovation Corp. II Class A, Strike Price $11.50, Expires 12/31/27[2]	6,000	5,040
Yellowstone Acquisition Co. Class A, Strike Price $11.50, Expires 10/21/25[2]	17,400	16,182
Total Financials		24,380
Industrials - 0.1%
Professional Services - 0.1%
Alight, Inc. Class A, Strike Price $11.50, Expires 12/31/28[2]	8,333	25,415
Total Industrials		25,415
Total Warrants - 0.1% (Cost $37,070)		49,795

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 1.4%[5]
Repurchase Agreements - 1.4%
Bank of America Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 5.00%, 9/1/31 - 7/1/60, totaling $255,000)	$250,000	$250,000
Citigroup Global Markets, Inc., dated 9/30/21, due 10/1/21, 0.06% total to be received $151,885 (collateralized by various U.S. Treasury Obligations, 0.13% - 2.75%, 6/30/22 - 2/15/28, totaling $154,923)	151,885	151,885
Daiwa Capital Markets America, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.00%, 11/15/21 - 10/1/51, totaling $255,000)	250,000	250,000
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/31/21 - 5/1/58, totaling $255,000)	$250,000	$250,000
Total Repurchase Agreements (Cost $901,885)		901,885
Total Short-Term Investments - 1.4% (Cost $901,885)		901,885
Total Investments - 108.7% (Cost $56,776,658)		69,842,525
Liabilities in Excess of Other Assets - (8.7)%		(5,609,110)
Net Assets - 100.0%		$64,233,415
Value
Call Options Written - (20.3)%
Total Call Options Written - (20.3)% (Premium received $(9,978,983))	$(13,048,679)
Plc—Public Limited Company
[1]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at September 30, 2021. Total value of such securities at period-end amounts to $3,225,554 and represents 5.02% of net assets.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,936,590 and represents 3.01% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Spectrum Brands Holdings, Inc.	80.00	10/15/21	196	$1,875,132	$(286,190)	$(327,320)
Zuora, Inc. Class A	8.00	11/19/21	460	762,680	(298,675)	(423,200)
j2 Global, Inc.	115.00	12/17/21	100	1,366,200	(186,247)	(247,000)
Matson, Inc.	50.00	12/17/21	171	1,380,141	(248,844)	(559,170)
Mimecast Ltd.	40.00	12/17/21	393	2,499,480	(389,898)	(1,021,800)
Sally Beauty Holdings, Inc.	17.50	12/17/21	800	1,348,000	(435,368)	(112,000)
Verint Systems, Inc.	40.00	12/17/21	125	559,875	(101,342)	(90,000)
WW Grainger, Inc.	340.00	12/17/21	75	2,947,950	(455,613)	(465,750)
Ball Corp.	70.00	1/21/22	250	2,249,250	(434,009)	(557,500)
Bank of America Corp.	25.00	1/21/22	106	449,970	(60,865)	(189,740)
Citigroup, Inc.	42.50	1/21/22	2	14,036	(3,021)	(5,640)
Domtar Corp.	25.00	1/21/22	415	2,263,410	(380,880)	(1,348,750)
General Electric Co.	10.00	1/21/22	750	7,727,250	(207,156)	(228,750)
Hanesbrands, Inc.	15.00	1/21/22	635	1,089,660	(297,100)	(174,625)
Huntsman Corp.	25.00	1/21/22	496	1,467,664	(306,294)	(267,840)
Liberty Global Plc Class A (United Kingdom)	22.50	1/21/22	288	858,240	(125,897)	(256,320)
Live Nation Entertainment, Inc.	57.50	1/21/22	245	2,232,685	(521,646)	(857,500)
Skechers U.S.A., Inc. Class A	28.00	1/21/22	694	2,923,128	(737,160)	(1,041,000)
Valvoline, Inc.	30.00	1/21/22	122	380,396	(59,980)	(31,720)
Vistra Corp.	13.00	1/21/22	646	1,104,660	(232,050)	(284,240)
Zuora, Inc. Class A	5.00	1/21/22	536	888,688	(481,969)	(659,280)
Boeing Co. (The)	200.00	6/17/22	78	1,715,532	(352,660)	(292,500)
General Electric Co.	7.00	1/20/23	417	4,296,351	(222,082)	(262,710)
ON Semiconductor Corp.	32.00	1/20/23	644	2,947,588	(937,437)	(1,197,840)
Splunk, Inc.	140.00	1/20/23	118	1,707,578	(644,263)	(371,700)
ViacomCBS, Inc. Class B	37.00	1/20/23	494	1,951,794	(848,468)	(375,440)
Wells Fargo & Co.	42.50	1/20/23	246	1,141,686	(223,606)	(217,464)
Wells Fargo & Co.	27.50	1/20/23	588	2,728,908	(500,263)	(1,181,880)
				Total	$(9,978,983)	$(13,048,679)

Meridian Funds	4	www.meridianfund.com